Financial Instruments - Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	$ 794	$ 1,900
Investments available-for-sale	275	491
Investments held for trading	77	157
Total derivative financial assets	1,146	2,548
Liabilities measured at fair value Derivative instruments	402	818
Level 1 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	0	0
Investments available-for-sale	275	491
Investments held for trading	0	0
Total derivative financial assets	275	491
Liabilities measured at fair value Derivative instruments	0	0
Level 2 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	794	1,900
Investments available-for-sale	0	0
Investments held for trading	77	157
Total derivative financial assets	871	2,057
Liabilities measured at fair value Derivative instruments	402	818
Level 3 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	0	0
Investments available-for-sale	0	0
Investments held for trading	0	0
Total derivative financial assets	0	0
Liabilities measured at fair value Derivative instruments	$ 0	$ 0